Bank overdrafts, bonds and bank loans	12 Months Ended
Dec. 31, 2019
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Bank overdrafts, bonds and bank loans
21. Bank overdrafts, bonds and bank loans

Amounts falling due within one year:

	2019 1 £m	2018 1 £m
Bank overdrafts	8,572.4	8,864.6
Corporate bonds and bank loans	225.6	583.1
	8,798.0	9,447.7

The Group considers that the carrying amount of bank overdrafts approximates their fair value.

Amounts falling due after more than one year:

	2019 £m	2018 £m
Corporate bonds and bank loans	4,047.3	5,634.8

The Group estimates that the fair value of corporate bonds is £4,439.8 million at 31 December 2019 (2018: £5,965.7 million). The fair values of the corporate bonds are based on quoted market prices.

The Group considers that the carrying amount of bank loans of £110.4 million (2018: £186.8 million) approximates their fair value.

The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2019 1 £m	2018 1 £m
Within one year	8,798.0	9,447.7
Between one and two years	96.4	423.8
Between two and three years	590.4	761.0
Between three and four years	632.1	609.8
Between four and five years	554.3	670.1
Over five years	2,174.1	3,170.1
	12,845.3	15,082.5

Note
1	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.